Tax matters	12 Months Ended
Dec. 31, 2018
Tax matters
Tax matters

22.  Tax matters

The components of current and deferred income tax expense (benefit) are as follows:

	2018	2017	2016
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge/(credit)	22,795	30,491	(14,885)
Adjustments in current income tax in respect of prior years	(865)	753	1,220
Total	21,930	31,244	(13,665)

Deferred tax
Origination and reversal of temporary differences	2,500	(14,857)	(33,030)
Impact of tax rate changes	98	(31,688)	—
Adjustments in deferred tax in respect of prior years	(293)	480	—
Total	2,305	(46,065)	(33,030)

Income tax expense (benefit)	24,235	(14,821)	(46,695)

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted effective tax rate is considered to be appropriate in estimating the Company’s expected tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	48,808	(20,643)	(405,308)
At weighted effective tax rate of 36% (2017: 31% and 2016: 31%)	17,409	(6,399)	(125,645)
Non-taxable income/(expenses)	(14,856)	96	—
Non-deductible expenses	25,079	18,278	81,648
Movements in unprovided deferred tax	7,620	7,138	15,326
US Tax Reform - federal tax rate change	—	(31,257)	—
Differing territorial tax rates	(2,262)	2	(22,949)
Adjustments in respect of prior periods	(1,038)	1,233	—
Other items	(4,936)	(845)	890
Elimination of effect of interest in joint ventures	1,079	1,458	—
Other permanent differences	1,242	(1,685)	5,196
Incentives and deductions	(6,944)	(3,188)	(1,161)
US State taxes	1,235	348	—
Taxable capital gains	607	—	—
Income tax (expense)/benefit	24,235	(14,821)	(46,695)

The Tax Cuts and Jobs Act (“TCJA”) was enacted into law on December 22, 2017. The material impact of the TCJA on the Company's 2017 position was a deferred tax credit of $31.2 million representing the remeasurement of the Company’s U.S. net deferred tax liability as a consequence of the reduction of the U.S. federal corporate statutory tax rate from 35% to 21% with effect from January 1, 2018.  A one-off tax charge of $1.7 million representing the Company’s best estimate of its transition tax liability was recorded in 2017 and reversed in the current period following a comprehensive review of the foreign historic earnings and profits subject to tax under the new law.

Current tax assets and liabilities

	2018	2017
	US$'000	US$'000
Current tax assets
Income tax receivable	27,404	17,158

Current tax liabilities
Income tax payable	2,335	7,419

Net tax assets	25,069	9,739

Deferred tax assets and liabilities

For the year ended December 31, 2018:

	Opening	Prior Year	Recognised in	Recognised in	Acquisitions/	Exchange	Closing
	Balance	Charge	P&L	Equity/ OCI	Disposals	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(2,442)	1,787	236	—	—	—	(419)
Biological assets	(5,521)	—	2,233	—	—	448	(2,840)
Provisions	25,534	(3,388)	(1,353)	93	210	(1,146)	19,950
Property, plant & equipment	(79,758)	(3,409)	3,562	—	(1,682)	3,002	(78,285)
Inventories	(243)	(3)	(2,673)	256	42	(12)	(2,633)
Hedging Instruments	1,239	15	7	(197)	—	(54)	1,010
Tax losses, incentives & credits	20,723	343	(7,249)	(489)	1,179	(877)	13,630
Partnership interest	(13,373)	(349)	1,197	—	—	—	(12,525)
Other	(6,028)	4,514	770	—	—	66	(678)
Total	(59,869)	(490)	(3,270)	(337)	(251)	1,427	(62,790)

Presented in the statement of financial position as follows:

	2018	2017
	US$'000	US$'000
Deferred tax assets	14,589	5,273
Deferred tax liabilities	77,379	65,142
Net Total Deferred Tax Asset / (Liability)	(62,790)	(59,869)

Unrecognised deductible temporary differences, unused tax losses and unused tax credits

	2018	2017
	US$'000	US$'000
Unused tax losses	396,119	391,997
Unused tax credits	7,963	8,028
Unrecognised deductible temporary differences	79,377	65,638
Total	483,459	465,663

Management of tax risks

The Company is committed to conducting its tax affairs consistent with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates;
(ii)	to maintain mutual trust, transparency and respect in its dealings with all tax authorities; and
(iii)	to adhere with best practice and comply with the Company's internal corporate governance procedures, including but not limited to its Code of Conduct

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitations has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified.